Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of consolidated financial statements
Subsidiaries and VIEs	Place incorporated	Ownership percentage
CACM	New York, USA	100%
Color China	Hong Kong	100%
Modern Pleasure	Hong Kong	100%

Schedule of Disaggregated information of revenues
	For the Years Ended
	June 30,
	2021	2020	2019

Online music education academy subscription	$4,453,957	$-	$-
Online concert subscription	2,330,000	-	-
Total revenue	$6,783,957	$-	$-

Schedule of estimated useful lives of assets
Useful life
Performance equipment	10 years
Office equipment	5 years